D4 Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Contractual Obligations [Abstract]
Summary of Contractual Obligations

	Payment due by period
SEK billion	<1 year	1–3 years	3–5 years	>5 years	Total
2024

Current and non-current debt 1)	6.8	10.9	16.3	10.2	44.2
Lease obligations 2)	2.5	3.3	1.6	1.2	8.6
Other non-current liabilities	–	0.1	0.8	0.1	1.0
Purchase obligations 3)	18.7	2.7	0.7	–	22.1
Trade payables	30.2	–	–	–	30.2
Commitments for customer finance 4)	28.8	18.9	–	–	47.7
Derivatives liabilities 4)	1.4	1.8	0.1	–	3.3
Total	88.4	37.7	19.5	11.5	157.1

2023

Current and non-current debt 1)	18.3	4.9	18.4	12.0	53.6
Lease obligations 2)	2.6	3.6	1.3	1.1	8.6
Other non-current liabilities	–	0.1	0.6	–	0.7
Purchase obligations 3)	18.4	0.7	0.2	–	19.3
Trade payables	27.8	–	–	–	27.8
Commitments for customer finance 4)	27.3	5.7	4.0	–	37.0
Derivatives liabilities 4)	1.3	0.2	0.3	–	1.8
Total	95.7	15.2	24.8	13.1	148.8

1)	Current and non-current debt, including interest commitments.
2)	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
3)	The amounts of purchase obligations are gross, before deduction of any related provisions.
4)	See also note F1 “Financial risk management.”